RELATED PARTY TRANSACTIONS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets 1 [Member] | Madeira energia (santo antonio plant) [member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	R$ 8	R$ 8
Assets 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	4
Provision of services	[2]	1	1
Assets 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	2	2
Assets 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Interest on Equity, and dividends		4
Assets 1 [Member] | Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Interest on Equity, and dividends		4
Assets 1 [Member] | Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	1	1
Interest on Equity, and dividends		6	7
Assets 1 [Member] | Governodo Estadode Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders	[3]	37	167
Accounts Receivable - AFAC	[4]	13	13
Assets 1 [Member] | Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Other credits	[5]	161
Assets 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		292	81
Marketable securities		1,730	1,707
Marketable securities non current		7	351
Assets 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Operating leasing	[6]		170
Operating leasing non current	[6]	178
Liabilities 1 [Member] | Madeira energia (santo antonio plant) [member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	160	13
Adjustment for losses	[7]		162
Liabilities 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	19	17
Contingency	[8]	55	52
Liabilities 1 [Member] | Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	1	1
Liabilities 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	38	35
Liabilities 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	2	3
Liabilities 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	3	3
Liabilities 1 [Member] | Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	1	1
Liabilities 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	12	10
Liabilities 1 [Member] | Hidreletrica Itaocara [Member]
IfrsStatementLineItems [Line Items]
Adjustment for losses	[9]		21
Liabilities 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	[10]	199	181
Operating leasing	[6]	26	24
Post-employment obligations	[10]	2,119	2,490
Operating leasing non current	[6]	179	163
Liabilities 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current	[11]	218	184
Health plan and dental plan non current	[11]	3,156	3,350
Revenue 1 [Member] | Madeira energia (santo antonio plant) [member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	96	95
Adjustment for losses	[4]	162
Revenue 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	56	53
Provision of services	[2]	6	5
Revenue 1 [Member] | Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Provision of services	[2]	2	1
Revenue 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	26	26
Revenue 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	1
Revenue 1 [Member] | Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	2
Revenue 1 [Member] | Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	7	6
Revenue 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Provision of services	[2]	1	1
Revenue 1 [Member] | Governodo Estadode Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders	[3]	166	107
Accounts Receivable - AFAC	[4]	3	2
Revenue 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Marketable securities		77	28
Expenses 1 [Member] | Madeira energia (santo antonio plant) [member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	(1,921)	(1,731)
Adjustment for losses	[7]		(162)
Expenses 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	(222)	(196)
Contingency	[8]	(3)	(11)
Expenses 1 [Member] | Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	(9)	(9)
Expenses 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	(350)	(336)
Expenses 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	(33)	(28)
Expenses 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	(46)	(37)
Expenses 1 [Member] | Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	(6)	(5)
Expenses 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy (4)	[1]	(139)	(123)
Expenses 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	[10]	(285)	(201)
Supplementary pension contributions - Defined contribution plan	[12]	(80)	(77)
Administrative running costs	[13]	(36)	(32)
Operating leasing	[6]	(31)	(29)
Expenses 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current	[11]	R$ (385)	R$ (257)

[1]	The sale and purchase of electricity between generators and distributors are carried out through auctions in the regulated contracting environment organized by the Federal Government. In the free contracting environment, in turn, they are carried out by means of auctions or direct contracting, according to the applicable legislation. Electricity transport operations, on the other hand, are carried out by the transmitters and result from the centralized operation of the National Interconnected System by the National System Operator (ONS);
[2]	Refers to service agreement for the operation and maintenance of power plants and transmission networks;
[3]	Refers to the sale of energy to the State Government of Minas Gerais considering that the price of energy is that defined by ANEEL through a resolution on the Company's annual tariff adjustment. In 2017, the Government of the State of Minas Gerais signed a Debt Acknowledgment Agreement (TARD) with CEMIG D for the payment of outstanding energy supply debts amounting to R$113, to be settled by November 2019. These receivables are guaranteed by the retention of dividends or interest on equity distributed to the State, in proportion to its indirect interest, for as long as the delinquency and/or default persists. CEMIG D obtained authorization on March 31, 2021 from the State Treasury Department of Minas Gerais to offset part of the ICMS to be collected against the debt that the State Government of Minas Gerais has with the Company under State Law 23,705/2020. The monthly amount to be offset is R$10.5, in 21 equal installments. Until December 31, 2022 all installments were compensated;
[4]	This refers to the recalculation of the monetary correction of amounts related to AFAC returned to the State of Minas Gerais. These receivables are guaranteed by the retention of dividends or interest on equity distributed to the State, in proportion to its participation, while the delay and/or default persists. For further information see Note 11;
[5]	In January 2021, a final arbitration award was issued in favor of FIP Melbourne, and in August 2022 an agreement was reached between the parties to close the dispute, with the establishment of an updated compensation amount of R$200, settled on September 12, 2022 (see Note 16);
[6]	Rental of the Company's administrative headquarters, valid until August 2024 (Júlio Soares building, which can be extended every 5 years, until 2034), annually adjusted by the IPCA, and its prices are reviewed every 60 months. On September 20, 2021, the rent contract was readjusted in 8.72%, corresponding to the accumulated IPCA of the last 12 months. On April 27, 2021 an amendment to the contract was signed with Forluz, due to the transfer of the facilities of the invested companies CEMIG SIM and Gasmig to the Júlio Soares building with the consequent reduction of the rent cost to CEMIG. On September 20, 2021, the rent contract was readjusted in 8.72%, corresponding to the accumulated IPCA of the last 12 months.;
[7]	In June 2022, the provision relating to contractual obligations assumed by the Company in favor of the investee and the other shareholders was reversed. More details in Note 16;
[8]	This refers to contractual obligations to the investee Aliança Geração corresponding to contingencies arising from events that occurred before the closing of the transaction that resulted in the contribution of assets by CEMIG and Vale S.A. in the capital of this investee. The total value of the shares is R$156 (R$149 at December 31, 2021), of which R$55 (R$52 at December 31, 2021) is attributable to CEMIG;
[9]	A liability was recognized corresponding to the Company's interest in the capital of Hidrelétrica Itaocara due to its negative net worth (see Note 16);
[10]	Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 6% per year and will be amortized until 2031 (see Note 24);
[11]	Post-employment obligations related to the employees' health and dental plan (see Note 24).
[12]	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
[13]	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;